UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ]                      Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:        EnTrust Partners LLC

Address:     717 Fifth Avenue
             25th Floor
             New York, NY 10022

Form 13F File Number:      028-04371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jill Zelenko
Title:        Chief Financial Officer/Chief Operating Officer
Phone:        (212) 888-1040

Signature, Place, and Date of Signing:

         /s/ Jill Zelenko         New York, New York         November 13, 2008
         ----------------         ------------------         -----------------
           [Signature]              [City, State]                 [Date]


Report Type:

[   ]     13F HOLDINGS REPORT

[ X ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name
28-  6444                               EnTrust Capital Inc.
     ---------------------------        ---------------------------
[Repeat as necessary.]